Investments in Associates - Narrative (Details) $ / shares in Units, $ in Thousands							12 Months Ended
	Dec. 02, 2019 USD ($)	Jul. 01, 2019 USD ($)	Jun. 28, 2019	Jun. 27, 2019	Mar. 15, 2019 USD ($)	Mar. 14, 2019	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 13, 2022 USD ($) shares	Dec. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)
Disclosure of associates [Line Items]
Gain on deconsolidation							$ 0	$ 0	$ 264,409
Investments held at fair value							397,179	530,161	714,905
Investments in associates							0	0	10,642			$ 0
Merged entity Gelesis and Capstar
Disclosure of associates [Line Items]
Business combination, number of additional shares to be received at no additional cost | shares											1,322,500
Business combination, additional shares to be received at no additional cost, transaction cost							0
Business combination, additional shares to be received at no additional cost, fair value							11,200
Gains (losses) on financial assets at fair value through profit or loss, designated upon initial recognition or subsequently							800
Business combination, number of shares received for additional cost | shares										496,145
Business Combination, Investment In Common Share										$ 5,000
Business combination, number of additional shares received at no additional cost | shares										1,322,500
CapStar Special Purpose Acquisition Corp
Disclosure of associates [Line Items]
Business combination, available funds threshold											$ 15,000
Stock committed to acquire during period, price per share | $ / shares											$ 10
Gelesis [Member]
Disclosure of associates [Line Items]
Proportion of voting rights held in associate		25.20%
Gain on deconsolidation		$ 156,000					0	0	156,014
Investments in associates accounted for using equity method		16,400					0	0	10,600
Investments held at fair value		$ 49,200
Impairment of investment							(37,495)	(42,702)	(42,938)
Investments in associates							0	0
Unrecognised share of losses of associates							38,101	$ 0
Unrecognised Share Of Losses Of Associates, Other Comprehensive Loss							$ 700
Proportion of ownership interest in associate							42.00%	47.90%
Group's share in net income (losses) - limited to net investment amount							$ (73,703)	$ (34,117)	$ 37,136
Gelesis [Member] | Measurement Input, Probability Of Occurrence | Option pricing model [member]
Disclosure of associates [Line Items]
Fair value input, common stock price									0.25
Gelesis [Member] | Measurement Input, Probability Of Occurrence | Probability Weighted Expected Return Method
Disclosure of associates [Line Items]
Fair value input, common stock price									0.75
Gelesis [Member] | Measurement Input, Weighted Term To Exit (in years)
Disclosure of associates [Line Items]
Fair value input, common stock price									1.57
Gelesis [Member] | Discount Rate
Disclosure of associates [Line Items]
Fair value input, common stock price									0.20
Gelesis [Member] | Risk free interest rate
Disclosure of associates [Line Items]
Fair value input, common stock price									0.0162
Gelesis [Member] | Volatility
Disclosure of associates [Line Items]
Fair value input, common stock price									0.56
Karuna [Member]
Disclosure of associates [Line Items]
Proportion of voting rights held in associate			31.60%	44.30%	44.30%	70.90%
Gain on deconsolidation							$ 0	$ 0	$ 102,038
Investments held at fair value	$ 557,200				$ 72,400
Proportion of ownership interest in associate	28.40%
Shareholder ownership percentage									0.314
Group's share in net income (losses) - limited to net investment amount									$ (6,345)